Disposals of subsidiaries - Schedule of Analysis Net Outflow of Cash and Cash Equivalents Disposal of Subsidiary (Details) - Discontinued operations [member] - CNY (¥) ¥ in Thousands	1 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	May 31, 2023
Shenzhen Miaoyan Medical Technology Investment Co., Ltd [Member]
Disposals of subsidiaries - Schedule of Analysis Net Outflow of Cash and Cash Equivalents Disposal of Subsidiary (Details) [Line Items]
Cash received				¥ 1,900
Cash and cash equivalents disposed of				(26)
Net cash inflow in respect of disposal				¥ 1,874
Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd [Member]
Disposals of subsidiaries - Schedule of Analysis Net Outflow of Cash and Cash Equivalents Disposal of Subsidiary (Details) [Line Items]
Cash received			¥ 0
Cash and cash equivalents disposed of			(76)
Net cash outflow in respect of disposal			¥ (76)
Stargaze Wealth Limited [Member]
Disposals of subsidiaries - Schedule of Analysis Net Outflow of Cash and Cash Equivalents Disposal of Subsidiary (Details) [Line Items]
Cash received		¥ 0
Cash and cash equivalents disposed of		(974)
Net cash outflow in respect of disposal		¥ (974)
Shanghai Pengai Medical Technology Co., Ltd [Member]
Disposals of subsidiaries - Schedule of Analysis Net Outflow of Cash and Cash Equivalents Disposal of Subsidiary (Details) [Line Items]
Cash received	¥ 0
Cash and cash equivalents disposed of	(1)
Net cash outflow in respect of disposal	¥ (1)